Weighted-Average Assumptions Used for Options Granted - Additional Information (Detail) (Stock Options)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Options
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Expected Term (in Years)	7 years 7 months 6 days	7 years 6 months	7 years 8 months 12 days
Dividend Yield	2.38%	2.79%	4.56%
Expected Volatility	29.50%	34.00%	43.20%
Risk Free Interest Rate	1.43%	1.42%	2.94%